Earnings per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below.

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
(In US$ millions)
Net income allocated to:
Common unitholders	$59.8	$61.9	$95.9	$98.0
Subordinated unitholders	—	13.6	—	21.5
Seadrill Member Interest	—	25.8	—	20.0
Net income attributable to Seadrill Partners LLC owners	$59.8	$101.3	$95.9	$139.5

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	75,278	75,278	75,278
Subordinated unitholders	16,543	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.79	$0.82	$1.27	$1.30
Subordinated unitholders	$0.00	$0.82	$0.00	$1.30

Cash distributions declared and paid in the period per unit (1)	$0.2500	$0.5675	$0.5000	$1.1350

(1) Distributions were declared and paid only with respect to the common units in 2016.

* On August 12, 2016, the Company paid a distribution of $0.10 per common unit relating to the three months ended June 30, 2016.